SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted cash
Restricted cash in bank accounts	$ 4,131,313	$ 3,695,598	$ 2,896,326
Number of frozen and unfrozen accounts | item	4
Number of unfrozen accounts | item	3
Number of frozen accounts still in progress | item	1
Prepayments
Allowances for doubtful accounts accrued for prepayments	$ 2,701,166	0
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 1,244,704	6,837,879
Media deposits - a related party	1,426,419	0
Operating leases
Impairment for right-of-use lease assets	$ 0	$ 0